Translation Reserve	12 Months Ended
Dec. 31, 2025
Translation Reserve [Abstract]
TRANSLATION RESERVE
23	TRANSLATION RESERVE

The translation reserve comprises all foreign exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currency is different from that of the Company’s presentation currency and is non-distributable.